Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

October 22, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Smart Trust, Tax Free Income Trust (2010 Series G) (File No. 333-169811) (CIK 1502705)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on October 21, 2010.

Very truly yours,

Smart Trust, Tax Free Income Trust (2010
Series G)

By:	Hennion & Walsh, Inc.

By	/s/ KEVIN D. MAHN
Kevin D. Mahn
Authorized Signator